UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-21237

Unified Series Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices)

(Zip code)

Zachary P. Richmond

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code:	513-587-3400

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2026

Item 1. Reports to Stockholders.

(a)

Auer Growth Fund

(AUERX)

Semi-Annual Shareholder Report - May 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Auer Growth Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026.  You can find additional information about the Fund at https://sbauerfunds.com/sbauer-documents/. You can also request this information by contacting us at (888) 711-2837.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Auer Growth Fund	$105	1.93%

What did the Fund invest in?

Sector Weighting (% of net assets)

Materials
21.9%
Financials
21.4%
Energy
16.0%
Money Market Funds
12.7%
Industrials
8.1%
Technology
7.0%
Health Care
6.6%
Communications
3.8%
Utilities
1.1%
Real Estate
0.8%
Consumer Staples
0.7%
Liabilities in Excess of Other Assets
-0.1%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Consumer Staples	0.7%
Real Estate	0.8%
Utilities	1.1%
Communications	3.8%
Health Care	6.6%
Technology	7.0%
Industrials	8.1%
Money Market Funds	12.7%
Energy	16.0%
Financials	21.4%
Materials	21.9%

Fund Statistics

  Net Assets$78,548,950
  Number of Portfolio Holdings88
  Advisory Fee $508,743
  Portfolio Turnover67%

Material Fund Changes

No material changes occurred during the period ended May 31, 2026.

Auer Growth Fund

Semi-Annual Shareholder Report - May 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://sbauerfunds.com/sbauer-documents/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 053126-AUERX

Item 2. Code of Ethics.

Not Applicable – disclosed with annual report

Item 3. Audit Committee Financial Expert.

Not Applicable – disclosed with annual report

Item 4. Principal Accountant Fees and Services.

Not Applicable – disclosed with annual report

Item 5. Audit Committee of Listed Registrants.

Not Applicable – disclosed with annual report

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)       Long Form Financial Statements

Auer Growth Fund

Semi-Annual Financial Statements

and Additional Information

May 31, 2026

Fund Adviser:
SBAuer Funds, LLC
580 E Carmel Drive, Suite 350
Carmel, IN 46032
Toll Free (888) 711-AUER (2837)
www.sbauerfunds.com

Auer Growth Fund
Schedule of Investments
May 31, 2026 (Unaudited)

COMMON STOCKS — 87.39%	Shares	Fair Value
Communications — 3.80%
MNTN, Inc.(a)	160,000	$1,508,800
Motorsport Games, Inc.(a)	175,000	726,250
Opera Ltd. - ADR	40,000	751,200
		2,986,250
Consumer Staples — 0.71%
Coffee Holding Company, Inc.	130,000	561,600

Energy — 16.01%
Antero Resources Corp.(a)	40,000	1,430,000
Dorian LPG Ltd.	10,000	402,200
EQT Corp.	12,000	659,160
Expand Energy Corp.	7,500	697,350
Frontline PLC	22,000	762,740
Gulfport Energy Corp.(a)	7,500	1,264,425
Imperial Petroleum, Inc.(a)	75,000	383,250
Infinity Natural Resources, Inc., Class A (a)	90,000	1,219,500
North American Construction Group Ltd.	100,000	1,383,000
Range Resources Corp.	20,000	779,000
Scorpio Tankers, Inc.	10,000	745,100
TORM PLC	12,000	326,880
Toyo Company Ltd.(a)	115,000	1,668,650
Vista Energy SAB de CV - ADR(a)	11,500	853,300
		12,574,555
Financials — 21.38%
AmeriServ Financial, Inc.	50,000	190,000
Ames National Corp.	13,000	373,620
Ategrity Specialty Holdings, LLC(a)	37,000	721,870
Atlanticus Holdings Corp.(a)	10,000	862,200
Auburn National BanCorp, Inc.	15,000	374,700
Banc of California, Inc.	37,000	711,140
Bankwell Financial Group, Inc.	6,500	340,080
Capitol Federal Financial, Inc.	51,000	396,270
CF Bankshares, Inc.	10,000	285,200
Citigroup, Inc.	7,700	969,430
Cohen & Co., Inc.	53,000	583,000
Dime Community Bancshares, Inc.	22,000	823,240
Eagle Bancorp Montana, Inc.	20,000	443,800
First Internet Bancorp	50,000	1,208,000
First Western Financial, Inc.(a)	10,000	291,700
Flushing Financial Corp.	21,000	335,370
Hope Bancorp, Inc.	32,000	401,280
Investar Holding Corp.	15,000	423,900
Kearney Financial Corp.	42,000	346,080
Lincoln National Corp.	35,000	1,235,150
MainStreet Bancshares, Inc.	16,000	366,240

See accompanying notes which are an integral part of these financial statements.

Auer Growth Fund
Schedule of Investments (continued)
May 31, 2026 (Unaudited)

COMMON STOCKS — 87.39% - (continued)	Shares	Fair Value

Financials — 21.38% - (continued)
NB Bancorp, Inc.	16,000	$320,480
Northfield Bancorp, Inc.	24,000	340,320
Oppenheimer Holdings, Inc., Class A	8,500	779,195
Parke Bancorp, Inc.	11,000	338,030
PCB Bancorp	16,000	393,120
Peapack-Gladstone Financial Corp.	21,000	908,250
Redwood Trust, Inc.	47,000	254,740
Texas Capital Bancshares, Inc.	6,000	596,940
VersaBank	47,000	847,880
Waterstone Financial, Inc.	18,000	333,180
		16,794,405
Health Care — 6.60%
CorMedix, Inc.(a)	180,000	1,519,200
Incyte Corp.(a)	7,000	677,180
Neurocrine Biosciences, Inc.(a)	5,000	791,500
Rigel Pharmaceuticals, Inc.(a)	15,000	457,350
Zevra Therapeutics, Inc.(a)	150,000	1,738,500
		5,183,730
Industrials — 8.10%
CoreCivic, Inc.(a)	80,000	1,686,400
Himalaya Shipping Ltd.	30,000	442,500
Okeanis Eco Tankers Corp.	7,000	330,470
Pangaea Logistics Solutions Ltd.	46,000	348,220
Perma-Pipe International Holdings, Inc.(a)	12,000	368,280
Seanergy Maritime Holdings Corp.	130,000	2,015,000
Star Bulk Carriers Corp.	30,000	817,500
Teekay Tankers Ltd., Class A	5,000	351,750
		6,360,120
Materials — 21.87%
Barrick Mining Corp.	15,000	638,250
Centerra Gold, Inc.	47,000	830,490
Coeur Mining, Inc.	43,000	830,760
Commercial Metals Co.	12,000	912,600
Eldorado Gold Corp.	47,000	1,590,010
Equinox Gold Corp.	53,000	717,620
ERO Copper Corp.(a)	67,000	2,039,480
Friedman Industries, Inc.	17,000	397,460
Galiano Gold, Inc.(a)	450,000	1,044,000
Harmony Gold Mining Co. Ltd. - ADR	20,000	365,400
IAMGOLD Corp.(a)	45,000	804,600
Kinross Gold Corp.	12,000	362,160
McEwen Mining, Inc.(a)	20,000	437,800
Newmont Goldcorp Corp.	6,000	658,860
Nexa Resources S.A.	130,000	1,968,200

See accompanying notes which are an integral part of these financial statements.

Auer Growth Fund
Schedule of Investments (continued)
May 31, 2026 (Unaudited)

COMMON STOCKS — 87.39% - (continued)	Shares	Fair Value

Materials — 21.87% - (continued)
Santacruz Silver Mining Ltd.(a)	45,000	$366,750
Smith-Midland Corp.(a)	11,000	352,550
SSR Mining, Inc.(a)	28,000	874,160
Tredegar Corp.(a)	43,000	335,830
Warrior Met Coal, Inc.	17,500	1,654,450
		17,181,430
Real Estate — 0.83%
Millrose Properties, Inc.	23,000	649,060

Technology — 7.00%
Arrow Electronics, Inc.(a)	4,000	858,520
FatPipe, Inc.(a)	305,000	2,427,800
Super Micro Computer, Inc.(a)	48,000	2,212,320
		5,498,640
Utilities — 1.09%
Pampa Energia S.A. - ADR(a)	10,000	852,500

Total Common Stocks (Cost $58,308,992)		68,642,290

MONEY MARKET FUNDS — 12.67%
Fidelity Investments Money Market Government Portfolio, Class I, 4.19%(b)	9,951,308	9,951,308
Total Money Market Funds (Cost $9,951,308)		9,951,308
Total Investments — 100.06%
(Cost $68,260,300)		78,593,598

Liabilities in Excess of Other Assets — (0.06)%		(44,648)
NET ASSETS — 100.00%		$78,548,950

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of May 31, 2026.

ADR - American Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

Auer Growth Fund
Statement of Assets and Liabilities
May 31, 2026 (Unaudited)

Assets
Investments in securities at fair value (cost $68,260,300)	$78,593,598
Receivable for fund shares sold	2,746
Receivable for investments sold	97,767
Dividends and interest receivable	78,911
Prepaid expenses	15,007
Total Assets	78,788,029

Liabilities
Payable for fund shares redeemed	112,315
Payable to Adviser	96,373
Payable to affiliates	11,597
Payable to trustees	5,536
Other accrued expenses	13,258
Total Liabilities	239,079
Net Assets	$78,548,950

Net Assets consist of:
Paid-in capital	$61,201,214
Accumulated earnings	17,347,736
Net Assets	$78,548,950

Shares outstanding (unlimited number of shares authorized, no par value)	4,314,067
Net asset value, offering and redemption price per share (a)	$18.21

(a)	The Fund charges a 1.00% redemption fee on shares redeemed within 7 days of purchase.

See accompanying notes which are an integral part of these financial statements.

Auer Growth Fund
Statement of Operations
For the Six Months Ended May 31, 2026 (Unaudited)

Investment Income
Dividend income (net of foreign taxes withheld of $12,354)	$585,970
Interest income	169,114
Total investment income	755,084

Expenses
Adviser	508,743
Administration	34,123
Fund accounting	22,126
Legal	12,410
Transfer agent	11,392
Trustee	10,734
Audit and tax preparation	10,034
Registration	9,515
Compliance services	6,407
Report printing	5,038
Custodian	4,310
Insurance	2,097
Pricing	1,198
Miscellaneous	16,612
Total expenses	654,739
Net investment income	100,345

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain on investment securities transactions	6,956,239
Net realized gain on foreign currency translations	61
Net change in unrealized appreciation of investment securities	4,208,982
Net change in unrealized depreciation of foreign currency translations	(35)
Net realized and change in unrealized gain on investments	11,165,247
Net increase in net assets resulting from operations	$11,265,592

See accompanying notes which are an integral part of these financial statements.

Auer Growth Fund
Statements of Changes in Net Assets

		For the
	For the Six	Year Ended
	Months Ended	November 30,
	May 31, 2026	2025
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$100,345	$22,101
Net realized gain on investment securities and foreign currency translations	6,956,300	5,558,126
Net change in unrealized appreciation of investment securities and foreign currency translations	4,208,947	2,341,691
Net increase in net assets resulting from operations	11,265,592	7,921,918

Distributions From:
Earnings	(5,600,562)	(12,076,850)
Total distributions	(5,600,562)	(12,076,850)

Capital Transactions
Proceeds from shares sold	19,331,566	7,356,064
Proceeds from redemption fees(a)	68	524
Reinvestment of distributions	5,554,631	11,996,774
Amount paid for shares redeemed	(10,724,977)	(21,976,458)
Net increase (decrease) in net assets resulting from capital transactions	14,161,288	(2,623,096)
Total Increase (Decrease) in Net Assets	19,826,318	(6,778,028)

Net Assets
Beginning of period	58,722,632	65,500,660
End of period	$78,548,950	$58,722,632

Share Transactions
Shares sold	1,188,718	505,007
Shares issued in reinvestment of distributions	351,559	866,819
Shares redeemed	(629,008)	(1,673,893)
Net increase (decrease) in shares outstanding	911,269	(302,067)

(a)	The Fund charges a 1.00% redemption fee on shares redeemed within 7 days of purchase.

See accompanying notes which are an integral part of these financial statements.

Auer Growth Fund
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months
	Ended
	May 31, 2026		For the Years Ended November 30,
	(Unaudited)		2025	2024	2023	2022		2021
Selected Per Share Data:
Net asset value, beginning of period	$17.26		$17.68	$14.66	$14.59	$11.30		$8.10
Income from investment operations:
Net investment income (loss)	0.03		0.01	0.04	0.10	(0.01	) (a)	(0.08)
Net realized and unrealized gain	2.70		2.84	3.65	0.73	3.30		3.28
Total from investment operations	2.73		2.85	3.69	0.83	3.29		3.20
Net investment income	(0.01)		(0.04)	(0.11)	—	—		—
Net realized gains	(1.77)		(3.23)	(0.56)	(0.76)	—		—
Total distributions	(1.78)		(3.27)	(0.67)	(0.76)	—		—
Paid in capital from redemption fees	—	(b)	— (b)	— (b)	— (b)	—	(b)	—
Net asset value, end of period	$18.21		$17.26	$17.68	$14.66	$14.59		$11.30
Total Return(c)	17.38	% (d)	20.73%	26.34%	6.35%	29.12%		39.51%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$78,549		$58,723	$65,501	$44,330	$40,980		$23,838
Ratio of expenses to average net assets	1.93	% (e)	2.03%	1.96%	2.06%	2.20%		2.37%
Ratio of net investment income (loss) to average net assets	0.30	% (e)	0.04%	0.23%	0.72%	(0.05)%		(0.76)%
Portfolio turnover rate	67	% (d)	109%	146%	134%	149%		150%

(a)	Calculation based on the average number of shares outstanding during the period.

(b)	Rounds to less than $0.005 per share.

(c)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Auer Growth Fund

Notes to the Financial Statements

May 31, 2026 (Unaudited)

NOTE 1. ORGANIZATION

The Auer Growth Fund (the “Fund”) was registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified series of Unified Series Trust (the “Trust”) on September 10, 2007. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 14, 2002, as amended (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The investment objective of the Fund is long-term capital appreciation. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment adviser is SBAuer Funds, LLC (the “Adviser”).

The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s CODM is the President and Principal Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Auer Growth Fund

Notes to the Financial Statements (continued)

May 31, 2026 (Unaudited)

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended May 31, 2026, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the six months ended May 31, 2026, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds of the Trust based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions received from investments in real estate investment trusts (“REITs”) that represent a return of capital or capital gain are recorded as a reduction of the cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’s investments in REITs are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported. Estimates are based on the most recent REIT distributions information available. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Foreign Currency Translation – The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets

Auer Growth Fund

Notes to the Financial Statements (continued)

May 31, 2026 (Unaudited)

and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the realized and unrealized gain or loss from investments. Net realized gain (loss) on foreign currency translations on the Statement of Operations represents currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

Redemption Fees – The Fund charges a 1.00% redemption fee for shares redeemed within 7 days of purchase. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as an increase in paid-in capital and such fees become part of the Fund’s daily NAV calculation.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Auer Growth Fund

Notes to the Financial Statements (continued)

May 31, 2026 (Unaudited)

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●      Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●      Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●      Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser, as Valuation Designee, under the oversight of the Board’s Pricing & Liquidity Committee. The Valuation Designee has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily

Auer Growth Fund

Notes to the Financial Statements (continued)

May 31, 2026 (Unaudited)

available in conformity with guidelines adopted by the Board. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Designee pursuant to its policies and procedures. Any fair value provided by the Valuation Designee is subject to the ultimate review of the pricing methodology by the Pricing & Liquidity Committee of the Board on a quarterly basis. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5 under the 1940 Act, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations. The Valuation Designee may obtain assistance from others in fulfilling its duties. For example, it may seek assistance from pricing services, fund administrators, sub-advisers, accountants, or counsel; it may also consult the Trust’s Fair Value Committee. The Valuation Designee, however, remains responsible for the final fair value determination and may not designate or assign that responsibility to any third party.

Auer Growth Fund

Notes to the Financial Statements (continued)

May 31, 2026 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2026:

	Valuation Inputs
Investments	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$68,642,290	$—	$—	$68,642,290
Money Market Funds	9,951,308	—	—	9,951,308
Total	$78,593,598	$—	$—	$78,593,598

(a)	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments during or at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the management agreement, manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a management fee computed and accrued daily and paid monthly at an annual rate of 1.50% of the Fund’s average daily net assets. For the six months ended May 31, 2026, the Adviser earned a management fee of $508,743 from the Fund. At May 31, 2026, the Fund owed the Adviser $96,373 for management services.

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers of the Trust are also employees of Ultimus and such persons are not paid by the Fund for serving in such capacities.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The

Auer Growth Fund

Notes to the Financial Statements (continued)

May 31, 2026 (Unaudited)

Chair of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act. The Independent Trustees review and establish compensation at least annually. Each Trustee of the Trust receives annual compensation, which is an established amount paid quarterly per fund in the Trust at the time of the regular quarterly Board meetings. The Chair of the Board receives the highest compensation, commensurate with his additional duties and each Chair of a committee receives additional compensation as well. Trustees also receive additional fees for attending any special meetings. In addition, the Trust reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings.

The Trust, with respect to the Fund, has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund can pay the Distributor, the Adviser and/or other financial institutions or any other person (the “Recipient”) a fee of 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of the Fund’s shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Fund or Adviser may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses actually incurred. The Fund has not implemented the Plan, although the Fund may do so at any time upon 60 days’ written notice to shareholders.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2026, purchases and sales of investment securities, other than short-term investments, were $44,587,468 and $39,852,106, respectively.

There were no purchases or sales of long-term U.S. government obligations during the six months ended May 31, 2026.

Auer Growth Fund

Notes to the Financial Statements (continued)

May 31, 2026 (Unaudited)

NOTE 6. BENEFICIAL OWNERSHIP

As of May 31, 2026, the following entity owned beneficially 25% or greater of the Fund’s outstanding shares. The shares are held under omnibus accounts (whereby the transactions of two or more shareholders are combined and carried in the name of the origination broker rather than designated separately).

Percentage
Charles Schwab & Co.	55%

NOTE 7. FEDERAL TAX INFORMATION

At May 31, 2026, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Gross unrealized appreciation	$12,046,641
Gross unrealized depreciation	(1,755,113)
Net unrealized appreciation/(depreciation) on investments	$10,291,528
Tax cost of investments	$68,302,070

The tax character of distributions paid for the fiscal year ended November 30, 2025, the Fund’s most recent fiscal year end, was as follows:

Distributions paid from:
Ordinary income(a)	$7,915,902
Long-term capital gains	4,160,947
Total distributions paid	$12,076,849

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At November 30, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$2,951,624
Undistributed long-term capital gains	2,648,504
Unrealized appreciation on investments	6,082,578
Total accumulated earnings	$11,682,706

As of November 30, 2025, the difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the passive foreign investment company basis adjustments of underlying securities, C-Corp basis adjustments, and REIT basis adjustments.

Auer Growth Fund

Notes to the Financial Statements (continued)

May 31, 2026 (Unaudited)

Capital losses and specified gains realized after October 31, and net investment losses realized after December 31 of the Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. For the fiscal year ended November 30, 2025, the Fund did not defer any post-October capital losses or late year ordinary losses.

NOTE 8. SECTOR RISK

If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected.

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

NOTE 10. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Not applicable – disclosed with annual report.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act are attached hereto.

(b) Certifications required by Rule 30a-2(b) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Unified Series Trust

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Principal Executive Officer

Date	8/6/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Principal Executive Officer

Date	8/6/2026

By	/s/ Kevin M. Traegner
Kevin M. Traegner, Principal Financial Officer

Date	8/6/2026